Other Equity - Summary of Reserves (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Common control reserve	$ (1,603)	$ (1,603)	$ (1,603)
Employee share awards reserve	166	171	174
Cash flow hedge reserve	27	10	41
Cost of hedging reserve	(7)	(1)	(19)
Foreign currency translation reserve	(14)	(14)	(14)
Equity investments reserve	(21)	9	(8)
Non-controlling interest contribution reserve	1,437	1,441	1,441
Total reserves	$ (15)	$ 13	$ 12